Leases - Schedule of Undiscounted Future Minimum Payments (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Undiscounted Future Minimum Payments [Abstract]
2025	¥ 1,410	$ 202
2026	146	21
2027 and after
Total undiscounted cashflows	1,556	223
Less: imputed interest	29	4
Present value of lease liabilities	¥ 1,527	$ 219